CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 605	$ 3,243
Restricted cash	1,211	1
Trade receivables, net	1,577	1,839
Inventories, net	1,094	1,107
Prepaid expenses and other current assets	855	779
Total current assets	5,342	6,969
Property, plant and equipment, net	1,567	1,466
Intangible assets, net	8,445	10,201
Goodwill	13,044	13,126
Deferred tax assets, net	2,137	1,690
Other non-current assets	664	411
Total assets	31,199	33,863
Current liabilities:
Accounts payable	337	503
Accrued and other current liabilities	4,576	4,511
Current portion of long-term debt and other	0	1,234
Total current liabilities	4,913	6,248
Acquisition-related contingent consideration	216	262
Non-current portion of long-term debt	23,925	24,661
Deferred tax liabilities, net	528	705
Other non-current liabilities	1,012	851
Total liabilities	30,594	32,727
Commitments and contingencies (Notes 20 and 21)
Equity
Common shares, no par value, unlimited shares authorized, 355,422,347 and 352,562,636 issued and outstanding at December 31, 2020 and 2019, respectively	10,227	10,172
Additional paid-in capital	454	429
Accumulated deficit	(8,013)	(7,452)
Accumulated other comprehensive loss	(2,133)	(2,086)
Total Bausch Health Companies Inc. shareholders’ equity	535	1,063
Noncontrolling interest	70	73
Total equity	605	1,136
Total liabilities and equity	$ 31,199	$ 33,863